Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable, gross – current	¥ 1,106,760	¥ 824,487
Accounts receivable, gross – non-current	0	54,639
Less: allowance for credit losses	(335,841)	(86,698)
Accounts receivable, net	¥ 770,919	¥ 792,428